Plan Investment Assets for Gratuity Funds and Pension Fund Measured at Fair Value by Level and in Total (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	₨ 109.6	$ 1.3	₨ 111.1
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Government Securities Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Debenture and Bonds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Other Funds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	109.6		111.1
Fair Value Measurements Using Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	9,945.0	121.0	9,137.1
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	9,829.4		9,016.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Government Securities Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	60.8		68.1
Fair Value Measurements Using Significant other observable inputs (Level 2) | Debenture and Bonds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	54.8		53.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Other Funds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	864.5	$ 10.5	779.8
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	864.5		779.8
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Government Securities Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Debenture and Bonds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Other Funds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	₨ 0.0		₨ 0.0